Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Item]
Reportable segment	1
Deposits in bank	$ 71,353			¥ 500,000
Security deposit	$ 2
Deposits forfeited	24 months			24 months	24 months
Costs of revenue	$ 12,328,546	$ 12,473,050	$ 11,622,348
Administrative expenses	6,360,000	4,900,000	4,070,000.00
Prepaid advertising	1,545,985	1,540,646
Advertising expense	$ 3,660,000	$ 3,690,000	$ 4,910,000
Exchange rate	7	7.18	7.1	7	7
Annual appropriation after tax profits	10.00%
Aggregated statutory appropriations	50.00%
Reserve fund rate	10.00%
Registered capital rate	50.00%
Deposit amount (in Dollars)					$ 500,000
Federal Deposit Insurance Corporation amount	$ 250,000
Average Converted Ratio [Member]
Summary of Significant Accounting Policies [Line Item]
Exchange rate	7.11	7.05	6.58	7.11	7.11
Minimum [Member]
Summary of Significant Accounting Policies [Line Item]
Property and equipment	3.00%			3.00%	3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Item]
Property and equipment	5.00%			5.00%	5.00%